Papernuts Reverse Merger (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Due to related parties		$ 810	$ 852
Unaudited Interim [Member]
Cash and funds held in trust	$ 74,967
Accounts payable and accrued liabilities	(17,974)
Due to related parties	(61)
Loans payable	(148,035)
Listing costs reallocated to additional paid-in capital	215,390
Value attributed to Papernuts shares issued	$ (72,277)